Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted net assets
Appropriations	¥ 19,456	¥ 30,401	¥ 35,075
Accumulated reserves	118,140	¥ 98,684	¥ 68,283
Net assets not available for dividends	¥ 2,345,130